Financial Instruments and Derivatives - Credit Risk (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Expected credit loss, percent	0.83%	0.93%
Credit risk | Investment grade
Disclosure of credit risk exposure [line items]
Concentration percentage	98.00%
Credit risk | More than 90 days | Trade receivables
Disclosure of credit risk exposure [line items]
Concentration percentage	4.00%	4.00%